Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 98.95%
Consumer discretionary: 8.65%
Auto components: 1.18%
Dana Incorporated	63,276	$ 1,178,199
Patrick Industries Incorporated	53,329	3,804,491
Standard Motor Products Incorporated	54,734	2,392,423
		7,375,113
Hotels, restaurants & leisure: 1.41%
Dine Brands Global Incorporated	72,233	6,056,015
Wyndham Hotels & Resorts Incorporated	31,308	2,705,324
		8,761,339
Household durables: 0.94%
GoPro Incorporated Class A †	200,349	1,723,001
Green Brick Partners Incorporated †	92,579	2,146,907
Hooker Furniture Corporation	96,052	2,017,092
		5,887,000
Leisure products: 1.68%
Johnson Outdoors Incorporated Class A	52,841	4,357,797
Malibu Boats Incorporated Class A †	87,650	6,106,576
		10,464,373
Specialty retail: 2.38%
American Eagle Outfitters Incorporated	149,981	3,161,599
Bed Bath & Beyond Incorporated †«	88,769	1,499,308
Destination XL Group Incorporated †	216,676	897,039
Dick's Sporting Goods Incorporated «	48,987	5,143,635
Shoe Carnival Incorporated	141,497	4,126,053
		14,827,634
Textiles, apparel & luxury goods: 1.06%
Lakeland Industries Incorporated †	138,760	2,648,928
Rocky Brands Incorporated	103,253	3,979,371
		6,628,299
Consumer staples: 3.21%
Food & staples retailing: 0.74%
Grocery Outlet Holding Corporation †	103,449	2,876,917
Sprouts Farmers Market Incorporated †	62,333	1,775,244
		4,652,161
Food products: 2.47%
Cal-Maine Foods Incorporated	87,527	3,874,820
Flowers Foods Incorporated	117,388	3,217,605
Pilgrim's Pride Corporation †	111,353	2,625,704
Post Holdings Incorporated †	32,060	3,370,788
Sanderson Farms Incorporated	12,916	2,306,668
		15,395,585
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Energy: 8.29%
Energy equipment & services: 3.61%
Helmerich & Payne Incorporated	305,432	$ 11,065,801
Patterson-UTI Energy Incorporated	794,939	11,470,970
		22,536,771
Oil, gas & consumable fuels: 4.68%
Diamondback Energy Incorporated	77,982	10,769,314
Marathon Oil Corporation	491,446	11,087,022
W&T Offshore Incorporated †	1,504,770	7,313,182
		29,169,518
Financials: 25.41%
Banks: 17.08%
Ameris Bancorp	140,315	6,945,593
Atlantic Union Bankshares Corporation	189,223	7,688,130
Banc of California Incorporated	266,203	5,230,889
Banner Corporation	108,854	6,706,495
Customers Bancorp Incorporated †	82,976	5,107,173
FB Financial Corporation	132,909	5,906,476
First Foundation Incorporated	253,910	6,771,780
First Interstate BancSystem Class A	131,828	5,352,217
Great Southern Bancorp Incorporated	80,165	4,923,734
Heritage Financial Corporation	185,340	4,859,615
Homestreet Incorporated	83,655	4,304,886
Independent Bank Corporation	187,505	4,462,619
OceanFirst Financial Corporation	245,350	5,490,933
OFG Bancorp	201,171	5,668,999
Synovus Financial Corporation	164,052	8,637,338
Umpqua Holdings Corporation	326,184	6,964,028
Univest Financial Corporation	190,228	5,512,807
Western Alliance Bancorp	64,220	6,019,983
		106,553,695
Capital markets: 1.18%
Piper Sandler Companies	49,928	7,389,843
Diversified financial services: 0.75%
A-Mark Precious Metals Incorporated	44,577	3,196,171
Jackson Financial Incorporation Class A	36,204	1,480,382
		4,676,553
Insurance: 2.84%
American Equity Investment Life Holding Company	227,621	8,579,035
Horace Mann Educators Corporation	114,205	4,749,786
United Fire Group Incorporated	160,104	4,420,471
		17,749,292
Mortgage REITs: 1.35%
AGNC Investment Corporation	324,238	4,185,913
Annaly Capital Management Incorporated	607,513	4,228,290
		8,414,203
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Value Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Thrifts & mortgage finance: 2.21%
Axos Financial Incorporated †	122,442	$ 6,702,475
Walker & Dunlop Incorporated	51,100	7,069,685
		13,772,160
Health care: 8.53%
Biotechnology: 0.91%
Chemocentryx Incorporated †	92,316	2,800,867
Eagle Pharmaceuticals Incorporated †	60,522	2,868,138
		5,669,005
Health care equipment & supplies: 2.34%
AngioDynamics Incorporated †	123,996	2,917,626
EDAP TMS SA ADR †«	50,479	369,001
ICU Medical Incorporated †	20,573	4,870,246
Integer Holdings Corporation †	25,630	2,149,588
Merit Medical Systems Incorporated †	66,522	4,325,926
		14,632,387
Health care providers & services: 4.86%
Addus Homecare Corporation †	29,735	2,528,664
AMN Healthcare Services Incorporated †	39,680	4,211,635
Brookdale Senior Living Incorporated †	579,309	3,985,646
LHC Group Incorporated †	30,472	4,149,372
Option Care Health Incorporated †	107,932	2,773,852
Premier Incorporated Class A	136,688	4,912,567
The Ensign Group Incorporated	64,614	5,430,161
U.S. Physical Therapy Incorporated	25,562	2,350,937
		30,342,834
Health care technology: 0.42%
Computer Programs & Systems Incorporated †	84,377	2,597,124
Industrials: 16.14%
Air freight & logistics: 0.42%
Radiant Logistics Incorporated †	376,871	2,600,410
Airlines: 1.13%
Alaska Air Group Incorporated †	125,125	7,024,518
Building products: 1.66%
CSW Industrials Incorporated	30,063	3,617,481
Zurn Water Solutions Corporation	207,191	6,737,851
		10,355,332
Commercial services & supplies: 0.65%
ABM Industries Incorporated	91,148	4,086,165
Construction & engineering: 4.07%
Comfort Systems Incorporated	84,083	7,229,456
Great Lakes Dredge & Dock Company †	342,267	4,829,387
MYR Group Incorporated †	65,324	5,862,829
Northwest Pipe Company †	52,003	1,482,086
Sterling Construction Company Incorporated †	203,374	6,005,634
		25,409,392
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Electrical equipment: 1.64%
Atkore International Incorporated †	26,526	$ 2,697,959
Regal-Beloit Corporation	46,834	7,509,832
		10,207,791
Machinery: 4.42%
Columbus McKinnon Corporation	83,405	3,806,604
Federal Signal Corporation	120,463	4,349,919
Hillenbrand Incorporated	121,940	5,817,757
Kadant Incorporated	30,083	5,936,880
Miller Industries Incorporated	87,246	2,702,881
The Shyft Group Incorporated	123,557	4,992,938
		27,606,979
Professional services: 1.17%
CBIZ Incorporated †	157,887	6,143,383
Mastech Digital Incorporated †	64,976	1,192,959
		7,336,342
Road & rail: 0.98%
Arcbest Corporation	65,872	6,105,017
Information technology: 6.99%
Electronic equipment, instruments & components: 3.31%
ePlus Incorporated †	71,981	3,375,909
Insight Enterprises Incorporated †	53,649	5,579,496
Methode Electronics Incorporated	115,614	5,276,623
PC Connection Incorporated	57,536	2,807,181
Sanmina Corporation †	90,362	3,594,600
		20,633,809
IT services: 0.72%
TTEC Holdings Incorporated	31,289	2,487,476
Unisys Corporation †	95,453	2,039,831
		4,527,307
Semiconductors & semiconductor equipment: 2.54%
Cirrus Logic Incorporated †	40,499	3,518,148
Diodes Incorporated †	36,743	3,291,805
FormFactor Incorporated †	77,064	3,120,321
Ichor Holdings Limited †	76,295	2,687,873
Onto Innovation Incorporated †	37,316	3,217,012
		15,835,159
Software: 0.42%
NCR Corporation †	64,924	2,630,720
Materials: 8.70%
Chemicals: 5.01%
Advansix Incorporated	135,426	5,425,166
Hawkins Incorporated	148,169	6,706,129
Ingevity Corporation †	37,499	2,558,557
Intrepid Potash Incorporated †	93,828	5,337,875
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Value Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Minerals Technologies Incorporated	94,949	$ 6,645,481
Stepan Company	44,265	4,586,739
		31,259,947
Construction materials: 0.96%
Eagle Materials Incorporated	43,967	6,016,005
Containers & packaging: 0.75%
UFP Technologies Incorporated †	67,307	4,653,606
Metals & mining: 1.98%
Royal Gold Incorporated	25,776	3,125,598
Schnitzer Steel Industries Incorporated Class A	140,233	6,822,335
SSR Mining Incorporated	121,432	2,400,711
		12,348,644
Real estate: 10.75%
Equity REITs: 10.75%
Agree Realty Corporation	71,839	4,608,472
American Campus Communities Incorporated	104,013	5,596,940
Armada Hoffler Properties Incorporated	376,449	5,526,271
Centerspace REIT	55,515	5,217,855
Global Medical REIT Incorporated	305,614	4,798,140
Independence Realty Trust Incorporated	179,137	4,526,792
Lexington Corporate Properties Trust	324,138	5,011,173
One Liberty Properties Incorporated	167,534	4,868,538
Outfront Media Incorporated	204,669	5,464,662
PotlatchDeltic Corporation	59,493	3,266,166
Retail Opportunity Investment Corporation	252,103	4,578,190
RLJ Lodging Trust	270,605	3,785,764
STAG Industrial Incorporated	116,233	4,528,438
Summit Hotel Properties Incorporated †	534,065	5,281,903
		67,059,304
Utilities: 2.28%
Electric utilities: 2.04%
Hawaiian Electric Industries Incorporated	79,666	3,264,713
IDACORP Incorporated	29,672	3,084,404
Pinnacle West Capital Corporation	45,680	3,235,514
Portland General Electric Company	61,937	3,144,541
		12,729,172
Water utilities: 0.24%
Essential Utilities Incorporated	32,432	1,527,872
Total Common stocks (Cost $444,598,821)		617,448,380

See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company †	8,457	$ 1
Total Warrants (Cost $0)		1

		Yield
Short-term investments: 1.85%
Investment companies: 1.85%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	5,242,091	5,242,091
Securities Lending Cash Investments LLC ♠∩∞		0.11	6,278,180	6,278,180
Total Short-term investments (Cost $11,520,271)				11,520,271
Total investments in securities (Cost $456,119,092)	100.80%			628,968,652
Other assets and liabilities, net	(0.80)			(4,972,177)
Total net assets	100.00%			$623,996,475

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,823,369	$92,513,870	$(93,095,148)	$0	$0	$5,242,091	5,242,091	$1,197
Securities Lending Cash Investments LLC	1,657,815	85,028,659	(80,408,294)	0	0	6,278,180	6,278,180	442#
				$0	$0	$11,520,271		$1,639

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Value Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Small Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$53,943,758	$0	$0	$53,943,758
Consumer staples	20,047,746	0	0	20,047,746
Energy	51,706,289	0	0	51,706,289
Financials	158,555,746	0	0	158,555,746
Health care	53,241,350	0	0	53,241,350
Industrials	100,731,946	0	0	100,731,946
Information technology	43,626,995	0	0	43,626,995
Materials	54,278,202	0	0	54,278,202
Real estate	67,059,304	0	0	67,059,304
Utilities	14,257,044	0	0	14,257,044
Warrants
Energy	0	1	0	1
Short-term investments
Investment companies	11,520,271	0	0	11,520,271
Total assets	$628,968,651	$1	$0	$628,968,652
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Small Company Value Portfolio